Income taxes (Components of Deferred Income Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Net operating loss carry-forward	$ 1,573	$ 1,422
Allowance on guarantee	161	0
Less: Valuation allowance	(1,573)	(1,422)
Deferred income tax assets, net	161	0
Deferred Tax Liabilities, Net, Noncurrent	11,986	5,979
Leasehold Improvements [Member]
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	6,341	7
Proprietary technology of BOCA [Member]
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Liabilities, Intangible Assets	5,645	5,972
Backlog [Member]
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Liabilities, Intangible Assets	0	0
Virtual reality technologies [Member]
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Liabilities, Intangible Assets	$ 0	$ 0